Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Advances and down payments	€ 147	€ 116	€ 101
Submarine cable consortiums	194	258	168
Security deposits paid	105	93	93
Orange Money - isolation of electronic money	1,030	825	613
Others	654	545	408
Total	2,130	€ 1,837	€ 1,383	€ 1,281
Other receivables from disposal of shares	€ 91